Fair value - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities, FV-NI, cost	$ 3.5
Long-term debt at fair value	3,469.2	$ 3,793.5
Fair value, nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	12,614.7	12,878.0
Goodwill	9,051.4	9,022.1
Identifiable intangible assets, net	$ 3,559.8	$ 3,855.9